SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	14,678,344	7,812,822
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	2,810,000	2,680,000
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	8,707,724	3,146,355
Convertible notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		1,986,467
Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	3,160,620